Operating Expenses	12 Months Ended
Dec. 31, 2024
Operating Expenses [Abstract]
OPERATING EXPENSES

NOTE 21 — OPERATING EXPENSES

The following tables present a breakdown of our expense categories as presented within our consolidated statements of operations and other comprehensive (loss) income.

Brokerage and Transaction:

	2024	2023	2022
Clearing and operation cost	$52,722,425	$43,833,078	$39,490,080
Market and data fees	16,056,015	12,720,971	11,631,838
Handling charge expense	10,528,178	9,864,869	8,642,199
Total	$79,306,618	$66,418,918	$59,764,117

Technology and Development:

	2024	2023	2022
Employee compensation benefits	$43,399,693	$35,111,616	$34,381,625
Cloud service fees	13,280,129	11,806,489	8,928,904
System costs	7,160,641	5,238,363	3,462,585
Total	$63,840,463	$52,156,468	$46,773,114

Our research and development costs mainly consist of employee salaries and share-based compensation and are classified within our technology and development expense categories. Our research and development costs are expensed when incurred and for the years ended December 31, 2024, 2023 and 2022 were $32,699,364, $31,955,946, and $28,120,179, respectively.

Marketing and Branding:

	2024	2023	2022
Advertising and promotions	$108,190,912	$92,182,380	$92,412,497
Free stock promotions	23,980,001	55,225,961	40,371,848
Employee compensation and benefits	6,550,318	4,849,661	7,496,242
Total	$138,721,231	$152,258,002	$140,280,587

General and Administrative:

	2024	2023	2022
Employee compensation and benefits	$77,187,479	$61,466,048	$45,543,590
Compliance fees	11,212,942	8,740,324	7,457,835
Office related	14,677,995	10,078,418	6,607,901
Professional services	10,586,397	9,966,117	8,939,260
Depreciation and amortization of right-of-use assets	6,669,419	4,675,664	3,500,581
Other	2,380,396	863,232	911,042
	$122,714,628	$95,789,803	$72,960,209